DNP SELECT INCOME FUND INC.
SCHEDULE OF INVESTMENTS
July 31, 2026
(Unaudited)
($ reported in thousands)

Shares	Description	Value
Common Stocks—103.1%
	◼ Electric, Gas and Water—75.4%
1,511,727	Alliant Energy Corp. (1)	$107,000
1,080,416	Ameren Corp. (1)	118,424
647,532	American Electric Power Co., Inc. (1)(2)	82,787
293,942	American Water Works Co., Inc. (1)(2)	39,438
546,925	Atmos Energy Corp. (1)(2)	94,498
459,540	Black Hills Corp.	32,724
3,072,540	CenterPoint Energy, Inc. (1)	129,169
1,334,167	CMS Energy Corp. (1)	96,047
1,399,750	Dominion Energy, Inc. (1)(2)	96,821
650,022	DTE Energy Co. (1)	92,219
571,200	Duke Energy Corp.	71,646
6,934,037	EDP S.A. (Portugal)	35,742
1,161,790	Emera, Inc. (Canada)	62,082
4,857,255	Enel SpA (Italy)	54,886
1,202,004	Entergy Corp. (1)	129,360
1,548,410	Essential Utilities, Inc. (1)	61,704
1,287,623	Evergy, Inc. (1)(2)	106,886
1,138,500	FirstEnergy Corp. (1)	55,001
981,900	Fortis, Inc. (Canada)	55,894
3,264,400	Iberdrola S.A. (Spain)	77,734
4,235,354	National Grid plc (United Kingdom)	67,927
964,807	NextEra Energy, Inc. (1)(2)	83,861
2,412,911	NiSource, Inc. (1)	107,206
613,090	Northwest Natural Holding Co.	29,992
1,762,600	OGE Energy Corp. (1)	83,459
576,000	ONE Gas, Inc. (1)(2)	44,726
2,832,847	PG&E Corp. (1)(2)	49,235
624,930	Pinnacle West Capital Corp. (1)	63,112
2,425,835	PPL Corp.	85,414
810,985	Public Service Enterprise Group, Inc. (1)	62,186
1,450,151	Sempra (1)(2)	128,411
738,691	Southern Co. (The) (1)	69,836
778,640	Spire, Inc. (1)(2)	62,182
1,000,000	SSE plc (United Kingdom)	31,618
772,200	WEC Energy Group, Inc. (1)	84,494
1,816,971	Xcel Energy, Inc. (1)	142,087
		2,795,808
Shares	Description	Value
	◼ Oil & Gas Storage, Transportation and Production—16.9%
316,220	Cheniere Energy, Inc. (1)(2)	$83,346
282,620	DT Midstream, Inc.	39,002
1,003,145	Enbridge, Inc. (Canada)	54,631
1,104,700	Keyera Corp. (Canada)	46,935
1,437,526	Kinder Morgan, Inc. (1)	46,260
330,000	Kodiak Gas Services, Inc.	19,374
615,000	ONEOK, Inc.	55,848
696,600	Pembina Pipeline Corp. (Canada)	34,058
315,000	Targa Resources Corp.	85,167
1,140,000	TC Energy Corp. (Canada)	76,870
1,200,000	Williams Cos., Inc. (The)	85,848
		627,339
	◼ Telecommunications—10.8%
374,650	American Tower Corp. (1)	64,949
2,584,500	AT&T, Inc. (1)(2)	60,090
1,127,288	BCE, Inc. (Canada)(1)	24,440
730,050	Cellnex Telecom S.A. (Spain)	22,621
835,210	Crown Castle, Inc. (1)(2)	63,727
73,975	Equinix, Inc. (1)(2)	75,401
2,666,500	TELUS Corp. (Canada)	25,450
1,339,489	Verizon Communications, Inc. (1)	62,701
		399,379
Total Common Stocks (Cost $2,655,742)		3,822,526

Units
Master Limited Partnerships—6.2%
	◼ Oil & Gas Storage, Transportation and Production—6.2%
3,415,062	Energy Transfer LP	69,531
1,380,000	Enterprise Products Partners LP	52,509
1,248,852	MPLX LP	72,995
1,384,900	Plains All American Pipeline LP	34,027
		229,062
Total Master Limited Partnerships (Cost $79,522)		229,062
The accompanying note is an integral part of this financial statement.

DNP SELECT INCOME FUND INC.
SCHEDULE OF INVESTMENTS—(Continued)
July 31, 2026
(Unaudited)
($ reported in thousands)

Par Value	Description	Value
Corporate Bonds—20.2%
	◼ Electric, Gas and Water—11.1%
6,850	AEP Texas, Inc. 5.400%, 6/1/33	$6,842
15,000	American Electric Power Co., Inc. 5.625%, 3/1/33(1)	15,315
25,000	American Water Capital Corp. 5.150%, 3/1/34(1)(2)	24,820
22,000	Arizona Public Service Co. 6.875%, 8/1/36(1)	23,806
10,000	Berkshire Hathaway Energy Co. 8.480%, 9/15/28	10,726
22,000	CenterPoint Energy Houston Electric LLC 5.050%, 3/1/35	21,445
9,000	Connecticut Light & Power Co. (The) 4.950%, 8/15/34	8,773
14,000	Dominion Energy, Inc. 5.450%, 3/15/35	13,843
10,000	DPL Capital Trust II 8.125%, 9/1/31	9,652
	DTE Energy Co.
10,000	5.100%, 3/1/29	10,076
18,500	5.850%, 6/1/34(1)(2)	18,991
10,000	Duke Energy Corp. 4.200%, 6/15/49	7,453
12,000	Duke Energy Progress LLC 6.300%, 4/1/38	12,663
	Edison International
5,600	4.125%, 3/15/28	5,513
8,000	5.250%, 3/15/32	7,827
5,000	Entergy Louisiana LLC 5.350%, 3/15/34	5,031
	Entergy Texas, Inc.
6,000	4.000%, 3/30/29	5,892
7,500	5.200%, 6/15/36	7,287
4,000	Essential Utilities, Inc. 3.566%, 5/1/29	3,865
10,000	Eversource Energy Series O 4.250%, 4/1/29	9,873
	Florida Power & Light Co.
15,000	5.300%, 6/15/34(1)(2)	15,021
8,000	5.960%, 4/1/39	8,213
12,500	Kentucky Utilities Co. 5.450%, 4/15/33(1)(2)	12,612
Par Value	Description	Value
7,000	NextEra Energy Capital Holdings, Inc. 5.450%, 3/15/35	$6,932
	NiSource, Inc.
10,000	5.350%, 7/15/35	9,880
7,000	4.375%, 5/15/47	5,521
5,000	Ohio Power Co. Series G 6.600%, 2/15/33(1)	5,316
10,000	Progress Energy, Inc. 7.750%, 3/1/31(1)(2)	11,062
8,000	Public Service Enterprise Group, Inc. 6.125%, 10/15/33	8,313
	San Diego Gas & Electric Co.
10,000	5.400%, 4/15/35	9,968
8,000	6.125%, 9/15/37	8,252
7,225	Sempra 5.500%, 8/1/33	7,290
5,000	Southern California Gas Co. 5.450%, 6/15/35	5,018
14,000	Southern Co. (The) 5.200%, 6/15/33	13,891
9,000	Southern Co. Gas Capital Corp. 5.750%, 9/15/33(1)(2)	9,224
25,000	Southwestern Public Service Co. 5.300%, 5/15/35	24,580
18,000	Union Electric Co. 5.250%, 4/15/35	17,806
4,000	Virginia Electric & Power Co. Series A 2.875%, 7/15/29	3,801
		412,393
	◼ Oil & Gas Storage, Transportation and Production—6.5%
10,000	Enbridge, Inc. 5.700%, 3/8/33	10,199
	Energy Transfer LP
8,850	8.250%, 11/15/29	9,646
10,200	6.550%, 12/1/33(1)	10,858
7,900	5.800%, 6/15/38	7,865
	Enterprise Products Operating LLC
6,000	3.125%, 7/31/29	5,749
8,000	5.350%, 1/31/33	8,107
The accompanying note is an integral part of this financial statement.

DNP SELECT INCOME FUND INC.
SCHEDULE OF INVESTMENTS—(Continued)
July 31, 2026
(Unaudited)
($ reported in thousands)
Par Value	Description	Value
	Kinder Morgan Energy Partners LP
5,000	7.750%, 3/15/32(1)(2)	$5,617
16,000	5.800%, 3/15/35(1)(2)	16,307
9,000	Kinder Morgan, Inc. 5.550%, 6/1/45	8,305
	MPLX LP
8,000	4.250%, 12/1/27	7,960
7,000	4.950%, 9/1/32	6,883
9,000	5.000%, 3/1/33(1)	8,803
	ONEOK, Inc.
11,000	5.650%, 9/1/34	11,022
13,000	6.000%, 6/15/35(1)	13,287
6,000	4.200%, 12/1/42	4,633
12,000	Phillips 66 3.900%, 3/15/28	11,856
	Plains All American Pipeline LP
12,000	5.950%, 6/15/35	12,144
18,000	6.650%, 1/15/37(1)(2)	19,141
11,000	Spectra Energy Partners LP 4.500%, 3/15/45	8,902
	Targa Resources Corp.
10,000	5.500%, 2/15/35	9,898
10,000	5.650%, 2/15/36	9,977
18,500	Valero Energy Partners LP 4.500%, 3/15/28	18,457
15,000	Williams Cos., Inc. (The) 5.150%, 3/15/34(1)	14,717
		240,333
	◼ Telecommunications—2.6%
	American Tower Corp.
5,000	5.800%, 11/15/28	5,108
8,000	5.650%, 3/15/33	8,127
Par Value	Description	Value
12,000	AT&T, Inc. 5.850%, 4/30/46	$10,921
5,900	Comcast Corp. 7.050%, 3/15/33(1)(2)	6,426
9,000	Digital Realty Trust LP 3.600%, 7/1/29	8,693
15,000	Koninklijke KPN N.V. 8.375%, 10/1/30(1)	16,909
5,000	TCI Communications, Inc. 7.125%, 2/15/28	5,158
	Verizon Communications, Inc.
15,500	7.750%, 12/1/30(1)(2)	17,157
10,000	5.250%, 4/2/35	9,749
7,500	Vodafone Group plc 7.875%, 2/15/30	8,190
		96,438
Total Corporate Bonds (Cost $761,592)		749,164
TOTAL INVESTMENTS—129.5% (Cost $3,496,856)		4,800,752
	Secured borrowings—(26.2)%	(973,000)
	Mandatory Redeemable Preferred Shares at liquidation value—(3.6)%	(132,000)
	Other assets less other liabilities—0.3%	11,279
NET ASSETS APPLICABLE TO COMMON STOCK—100.0%		$3,707,031

(1)	All or a portion of this security has been pledged as collateral for borrowings and made available for loan.
(2)	All or a portion of this security has been loaned.
The accompanying note is an integral part of this financial statement.

DNP SELECT INCOME FUND INC.
SCHEDULE OF INVESTMENTS—(Continued)
July 31, 2026
(Unaudited)
($ reported in thousands)
Note 1. Investment Valuation
The Fund’s investments are carried at fair value which is defined as the price that the Fund might reasonably expect to receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. The three-tier hierarchy of inputs established to classify fair value measurements for disclosure purposes is summarized in the three broad levels listed below.
Level 1—quoted prices in active markets for identical securities
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)
Level 3—significant unobservable inputs (including the Investment Adviser’s Valuation Committee’s own assumptions in determining fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities. For more information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements contained in its semi-annual report. The following is a summary of the inputs used to value each of the Fund’s investments at July 31, 2026:

	Level 1	Level 2
Common stocks	$3,822,526	$—
Master Limited Partnerships	229,062	—
Corporate Bonds	—	749,164
Total investments	$4,051,588	$749,164
There were no Level 3 priced securities held at July 31, 2026 and there were no transfers into or out of Level 3 related to securities held at July 31, 2026.
Other information regarding the Fund is available on the Fund’s website www.dpimc.com/dnp or the Securities and Exchange Commission’s website at www.sec.gov.